Income tax - Composition of deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforwards	¥ 261,199	¥ 244,205
Allowances of credit losses	7,789	7,649
Others	1,475	8,681
Total deferred tax assets	270,463	260,535
Less: Valuation allowance	(270,463)	(260,535)	¥ (252,481)	¥ (229,181)
Deferred tax liabilities
Intangible assets acquired from business combinations	141	3,405
Total deferred tax liabilities	¥ 141	¥ 3,405